Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 18,039	$ 16,212
Interest bearing deposits with banks	309	485
Cash and cash equivalents	18,348	16,697
Securities available for sale	243,277	281,121
Loans receivable (net of allowance for loan losses 2018: $8,452; 2017: $7,634	841,730	756,458
Regulatory stock, at cost	3,926	3,505
Premises and equipment, net	13,846	13,864
Bank owned life insurance	37,932	37,060
Accrued interest receivable	3,776	3,716
Foreclosed real estate owned	1,115	1,661
Goodwill	11,331	11,331
Other intangibles	336	462
Other assets	8,942	7,041
Total Assets	1,184,559	1,132,916
LIABILITIES
Deposits: Noninterest bearing demand	201,457	205,138
Deposits: Interest-bearing demand	88,917	91,479
Deposits: Money market deposit accounts	137,636	146,362
Deposits: Savings	173,593	166,111
Deposits: Time	345,177	320,294
Total Deposits	946,780	929,384
Short-term borrowings	53,046	42,530
Other borrowings	52,284	35,945
Accrued interest payable	1,806	1,434
Other liabilities	8,358	7,884
Total Liabilities	1,062,274	1,017,177
STOCKHOLDERS' EQUITY
Common stock, $.10 par value, authorized 10,000,000 shares, issued: 2018: 6,295,113 shares; 2017: 6,256,063 shares	630	626
Surplus	48,322	47,431
Retained earnings	78,434	70,426
Treasury stock at cost: 2018: 2,470 shares, 2017: 2,608 shares	(81)	(77)
Accumulated other comprehensive loss	(5,020)	(2,667)
Total Stockholders' Equity	122,285	115,739
Total Liabilities and Stockholders' Equity	$ 1,184,559	$ 1,132,916